Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Straight-Line Method Over the Estimated Useful Lives	Depreciation is calculated by the straight-line method over the estimated useful lives of depreciable assets at the following rate:
Computer equipment	5 years

Schedule of Outlines the Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	December 31,
	2024	2023
US$ to HK$ Year End	7.82	7.82
US$ to HK$ Average Rate	7.82	7.82